ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010 AS LAST AMENDED JUNE 7, 2010

Aberdeen Equity Long-Short Fund

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information, shareholder reports and other information about the Fund online at www.aberdeen-asset.us/aamus.nsf/usmutualfunds/fundsliterature. You can also get this information at no cost by e-mailing a request to openend.funds.us@aberdeen-asset.com, calling 866-667-9231 or asking your financial advisor. The Fund's prospectus and Statement of Additional Information, both dated March 1, 2010, and the independent registered public accounting firm's report and financial statements in the Fund's annual report, dated October 31, 2009, are incorporated by reference into this summary prospectus.

Fund Tickers

Class A: MLSAX	Class B: MLSBX	Class C: MLSCX	Class R: GLSRX	Institutional Class: GGUIX	Institutional Service Class: AELSX

Objective

The Aberdeen Equity Long-Short Fund (the "Long-Short Fund" or the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Long-Short Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class – Reduction and Waiver of Class A Sales Charges" section on page 131-132 of the Fund's prospectus and in the "Additional Information on Purchases and Sales" – "Waiver of Class A and Class D Sales Charges" and "Reduction of Sales Charges" section on page 140-141 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	5.00%	1.00%	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None	None
Other Expenses	0.81%	0.78%	0.78%	0.78%	0.78%	0.78%
Short-Sale Dividend Expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	3.09%	3.81%	3.81%	3.31%	2.81%	2.81%
Less: Amount of Fee Limitations/Expense Reimbursements[1]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	2.34%	3.06%	3.06%	2.56%	2.06%	2.06%

1  The Fund is a series of Aberdeen Funds (the "Trust") and is advised by Aberdeen Asset Management Inc. (the "Adviser"). The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.70% for Class A, 2.45% for Class B, 2.45% for Class C, 1.95% for Class R, 1.45% for Institutional Class, and 1.45% for Institutional Service Class at least through February 28, 2011. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2011, after which it may be terminated by the Adviser on proper prior notice to the Trust.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010 AS LAST AMENDED JUNE 7, 2010

Aberdeen Equity Long-Short Fund

Example

This Example is intended to help you compare the cost of investing in the Long-Short Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$798	$1,408	$2,041	$3,732
Class B shares	$809	$1,395	$2,100	$3,768
Class C shares	$409	$1,095	$1,900	$3,997
Class R shares	$259	$949	$1,662	$3,553
Institutional Class shares	$209	$800	$1,418	$3,084
Institutional Service Class shares	$209	$800	$1,418	$3,084

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$309	$1,095	$1,900	$3,768
Class C shares	$309	$1,095	$1,900	$3,997

Portfolio Turnover

The Long-Short Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 359.27% of the average value of its portfolio.

Principal Strategies

The Long-Short Fund seeks to achieve its objective regardless of market conditions through the purchase and short sale of equity securities of U.S. companies of any size. The equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities (or other instruments) with prices linked to the value of common stocks. As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of the value of its net assets in equity securities of companies that are organized under the laws of the United States, have their principal places of business in the United States, or whose stock is traded primarily in the United States. If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Long-Short Fund.

The Fund's investment team takes long positions in companies by employing a fundamental, bottom-up equity investment style, which is characterized by intensive, first-hand research and disciplined company evaluation.

Simultaneously, the Fund intends to engage in short sales of stock of companies which the investment team believes:

•  have earnings that appear to be reflected in the current price;

•  are likely to fall short of expectations;

•  are in industries exhibiting structural weaknesses;

•  have poor quality management; or

•  are likely to suffer an event affecting long-term earnings power.

With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. In engaging in short sales, the Fund will profit or incur a loss depending on whether the value of the underlying stock decreases, as anticipated, or instead increases, between the time the stock is sold and when the Fund purchases its replacement.

In addition, the Long-Short Fund may effect strategic paired trades, taking both long and short positions in companies in order to remove much of the market and sector impact on performance. While the Fund's securities may be held either long or short, no security will at the same time be held both long and short.

Principal Risks

The Long-Short Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Strategy Risk – the strategy used by the Fund's investment team may fail to produce the intended result. There is no guarantee that the use of long and short positions will succeed in limiting the Fund's exposure to stock market movements, capitalization, sector swings or other risk factors.

Short Sales Risk – the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Fund must purchase the security to return it to the lender.

Leverage Risk – the use of leverage may exaggerate changes in the net asset value ("NAV") of Fund shares and thus result in increased volatility of returns.

Small- and Mid-Cap Securities Risk – in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Securities Lending Risk – the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The

ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010 AS LAST AMENDED JUNE 7, 2010

Aberdeen Equity Long-Short Fund

collateral is also subject to the risks of the securities in which it is invested.

Portfolio Turnover – the Fund has historically had high portfolio turnover with a portfolio turnover rate exceeding 100% per year. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund Details: Additional Information about Investments, Investment Techniques and Risks" in the prospectus.

Performance

The returns presented for the Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund") from June 22, 2003 to June 22, 2008. The returns prior to June 22, 2003 reflect the performance of another predecessor fund (the "Second Predecessor Fund"), which was acquired by the Predecessor Fund. The Long-Short Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Long-Short Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Long-Short Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Returns of the Predecessor and Second Predecessor Funds have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class. Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the Long-Short Fund. The bar chart shows how the Fund's annual total returns for Class C have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index and the Citigroup 3-Month Treasury Bill Index, an unmanaged index that is generally representative of the average of the last 3-month Treasury bill issues (excluding the current month-end bills). Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Annual Total Returns – Class C Shares (Years Ended December 31)

Best Quarter: 10.80% – 4th quarter of 2003
Worst Quarter: -22.95% – 4th quarter of 2000

After-tax returns are shown in the following table for Class C shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2009

	1 Year	5 Years	10 Years
Class A shares – Before Taxes	1.01%	2.57%	-2.95%
Class B shares – Before Taxes	1.47%	2.67%	-2.92%
Class C shares – Before Taxes	5.57%	3.04%	-3.12%
Class C shares – After Taxes on Distributions	5.57%	2.93%	-5.79%
Class C shares – After Taxes on Distributions and Sales of Shares	3.62%	2.55%	-3.93%
Class R shares – Before Taxes	7.06%	3.49%	-2.55%
Institutional Class shares – Before Taxes	7.56%	4.05%	-2.24%
Institutional Service Class shares – Before Taxes	7.56%	4.05%	-2.24%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.16%	2.88%	2.84%

ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010 AS LAST AMENDED JUNE 7, 2010

Aberdeen Equity Long-Short Fund

Investment Adviser

Aberdeen Asset Management Inc. (the "Adviser") serves as the Long-Short Fund's investment adviser.

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being primarily responsible for the day-to-day management of the Fund:

Name	Title	Served Investment Adviser of Fund Since
Paul Atkinson	Head of U.S. Equities	1998
Douglas Burtnick, CFA®	Senior Investment Manager	2002
Jason Kotik, CFA®	Senior Investment Manager	2000
Francis Radano, III, CFA®	Investment Manager	1999
Michael J. Manzo, CFA®	Investment Manager	2005

Purchase and Sale of Fund Shares

The Fund's minimum investment requirements are as follows:

Class A, Class B* and Class C Shares
To open an account	$1,000 (per Fund)
To open an IRA account	$1,000 (per Fund)
Additional investments	$50 (per Fund)
To start an Automatic Asset Accumulation Plan	$1,000 (per Fund)
Additional Investments (Automatic Asset Accumulation Plan)	$50
Class R Shares
To open an account	No Minimum
Additional investments	No Minimum
Institutional Class Shares
To open an account	$1,000,000 (per Fund)
Additional investments	No Minimum
Institutional Service Class Shares
To open an account	$1,000,000 (per Fund)
Additional investments	No Minimum

*  Class B shares are only available to existing shareholders of Class B shares.

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Trust reserves the right to waive the investment minimums under certain circumstances.

Fund shares may be redeemed on each day that the New York Stock Exchange is open. Fund shares may be sold by mail or fax, by telephone or on-line. If you hold shares through an authorized intermediary, you may redeem such shares through the intermediary.

Tax Information

The Fund's dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

AOE-0283-0610